Description of Business and Organization (Details)			1 Months Ended
	Jan. 29, 2021 USD ($)	Jan. 29, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Sep. 17, 2009 shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 29, 2019	Apr. 20, 2018 USD ($)	Apr. 20, 2018 CNY (¥)	May 31, 2016
Description of Business and Organization (Details) [Line Items]
Total proceeds			$ 129,586	¥ 850,000
Renovation Investment [Member]
Description of Business and Organization (Details) [Line Items]
Issuance of shares (in Shares)					7,900,000
Renovation Investment [Member]
Description of Business and Organization (Details) [Line Items]
Percentage of capital stock					100.00%
Shouantang Bio [Member]
Description of Business and Organization (Details) [Line Items]
Percentage of capital stock											49.00%
Jiuzhou Pharmacy [Member]
Description of Business and Organization (Details) [Line Items]
Percentage of capital stock						51.00%	51.00%	51.00%
Total amount of investment						$ 741,540	¥ 5,100,000
Jiuxin Medicine [Member]
Description of Business and Organization (Details) [Line Items]
Percentage of capital stock	10.00%	10.00%							10.00%	10.00%
Issuance of equity consideration									$ 79,625	¥ 507,760
Total price	$ 77,410	¥ 507,760